Segmentation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Summary of the Reconciles to Loss Before Income Tax
Adjusted EBITDA is a
non-IFRS
measure and reconciles to loss before income tax in the interim condensed consolidated statement of profit or loss as follows:

		For the six months ended June 30,
(in €‘000)	Notes	2022	2021
Adjusted EBITDA		(6,571)	(3,827)
Share-based payment expenses (share-based payment arrangements)	8	(82,005)	(121,932)
Share-based payment expenses (related to the Transaction)	4	(159,306)	—
Transaction costs		(7,190)	(4,643)
Restructuring costs		(37)	—
Fair value gains/(losses) on derivatives (purchase options)		3,856	230
Depreciation, impairments and reversal of impairments of property, plant and equipment	11	(6,146)	(3,460)
Depreciation and impairments of right-of-use assets		(2,952)	(960)
Amortization and impairments of intangible assets	11	(1,736)	(1,306)
Finance costs		15,173	(7,261)
Loss before income tax		(246,914)	(143,159)

Adjusted EBITDA is a
non-IFRS
measure and reconciles to loss before income tax in the consolidated statement of profit or loss as follows:

(in €‘000)	Notes	2021	2020	2019
Adjusted EBITDA		3,558	(11,442)	(28,553)
Share-based payment expenses	10	(291,837)	(7,100)	—
Transaction costs	22	(6,145)	—	—
Bonus payments to consultants	10	(600)	—	—
Restructuring costs	25	(53)	(3,804)	—
Fair value gains/(losses) on derivatives (purchase options)	6	2,900	—	—
Depreciation, impairments and reversal of impairments of property, plant and equipment	14	(5,596)	(4,775)	(4,678)
Depreciation and impairments of right-of-use assets	16	(3,408)	(1,805)	(1,312)
Amortization and impairments of intangible assets	15	(2,720)	(3,737)	(2,338)
Finance costs	11	(15,419)	(11,282)	(5,947)
Loss before income tax		(319,320)	(43,945)	(42,828)

Summary of the Amount of Revenue from these Customers	The amount of revenue from these customers can be broken down as follows:

(in €‘000)	2021	2020	2019
Customer A	23,974	10,702	8,739
Customer B	663	6,566	5,356
Customer C	1,119	5,065	1,398
Customer D	24,566	—	—
Total	50,322	22,333	15,493

Summary of the Amount of Revenue from External Customers
The Company is domiciled in the Netherlands. The amount of revenue from external customers, based on the locations of the customers, can be broken down by country as follows:

	For the six months ended June 30,
(in €‘000)	2022	2021
The Netherlands	19,976	14,431
Belgium	3,799	1,436
Germany	6,607	3,391
France	19,139	754
Other	1,171	406
Total	50,692	20,418

The Company is domiciled in the Netherlands. The amount of revenue from external customers, based on the locations of the customers, can be broken down by country as follows:

(in €‘000)	2021	2020	2019
The Netherlands	29,689	16,369	11,447
Belgium	4,358	2,874	1,184
Germany	14,477	13,465	12,668
France	32,098	8,285	55
Other	5,669	3,256	468
Total	86,291	44,249	25,822

Summary of the Amount of Total Non-Current Assets
The amount of total
non-current
assets, based on the locations of the assets, can be broken down by country as follows:

(in €‘000)	December 31, 2021	December 31, 2020

The Netherlands	59,047	38,056
Belgium	7,049	5,885
Germany	13,568	14,134
Other	567	12
Total	80,231	58,087